COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Loss Contingencies [Line Items]
Weighted average discount rate, percent	13.60%	13.60%
Operating lease cost	$ 168	$ 34
Cash paid for operating lease	$ 160	146
Weighted average remaining lease term	5 years 6 months
Short term lease cost	$ 91	86
Short term lease payments	122	$ 47
Other Liabilities [Member] | UNITED KINGDOM
Loss Contingencies [Line Items]
Asset retirement obligation	181		$ 165
Other Liabilities [Member] | SPAIN
Loss Contingencies [Line Items]
Asset retirement obligation	$ 40		$ 38